Financial Instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)
Fair Value Measurements
Time deposits-short term	$ 2,252,816		¥ 18,496,574	¥ 14,593,291
Time deposits-long term	171,354		673,000	1,110,000
Available-for-sale securities				1,136,073
Held-to-maturity securities-fixed rate investments			350,528	153,522
Other short-term investments			1,708,024	4,859,977
Total			21,228,126	21,852,863
Impairment charges of an cost method investment	$ 1,858	¥ 12,037	24,040
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurements
Time deposits-short term			18,496,574	14,593,291
Time deposits-long term			673,000	1,110,000
Available-for-sale securities				1,136,073
Total			19,169,574	16,839,364
Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Held-to-maturity securities-fixed rate investments			350,528	153,522
Other short-term investments			1,708,024	4,859,977
Total			¥ 2,058,552	¥ 5,013,499